Commitments and Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended	6 Months Ended
	Nov. 11, 2015 USD ($) m³	Nov. 03, 2014 USD ($) Contract m³	Dec. 20, 2013 USD ($) Vessel Carriers m³	Mar. 31, 2012 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Payment for property plant and equipment					$ 1,141	$ 1,868
Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of gas carriers to be purchased | Carriers			3
Semi Refrigerated [Member] | Minimum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year			2016-09
Semi Refrigerated [Member] | Maximum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year			2017-01
Ethane Capable GAs Carrier [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³			37,300
Future cost of carriers to be constructed			$ 77,400
Number of vessels to be constructed under option agreement | Vessel			3
Ethane Capable GAs Carrier [Member] | Options Exercised [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Future cost of carriers to be constructed			$ 78,400
Expected delivery of vessels, month and year			2016-04
Liquefied Gas Segment [Member] | Fully Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³	38,000	22,000
Expected delivery of vessels, month and year					2017-07
Payment for property plant and equipment	$ 50,500	$ 51,000
Scheduled to be delivered description					The vessels are scheduled to be delivered in January and March 2017, respectively.
Number of contracts | Contract		2
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year				$ 400
Lease term				10 years
Lease term, mutual break clause				5 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year					$ 200
Lease term					5 years
Lease expiration date					Jun. 30, 2017